Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 10 – Stock-Based Compensation
Equity Incentive Plans
The Company’s 2022 Stock Incentive Plan (the “2022 Plan”), adopted by Private Blue Laser Fusion’s board of directors on December 11, 2022, provided for the grant of incentive and non-statutory stock options, restricted stock awards and other awards to employees, consultants and directors. Effective May 1, 2026, the 2022 Plan reserve was increased by 1,000,000 pre-Merger shares to 2,588,804 pre-Merger shares. In connection with the Merger, the Company assumed the 2022 Plan and the awards outstanding under it, which were converted into the Rollover Options at the Exchange Ratio, and no further awards will be granted under the 2022 Plan.
In connection with the Merger, the Company’s board of directors adopted the Blue Laser Fusion, Inc. 2026 Stock Incentive Plan (the “2026 Plan”), under which 3,253,428 shares of Common Stock were reserved as of September 30, 2026, consisting of 2,097,796 shares available for future awards and 1,155,632 shares underlying the Rollover Options, with an automatic annual increase of up to 4% of the outstanding Common Stock beginning on January 1 of the second fiscal year following the final closing of the Offering. No awards had been granted under the 2026 Plan as of September 30, 2026. The Company issues new shares of Common Stock upon the exercise of stock options and accounts for forfeitures as they occur.
Stock Options
Stock options generally vest monthly over a four-year period of continuous service, subject to a one-year cliff; certain awards vest monthly over one year without a cliff. Options have a maximum contractual term of ten years and an exercise price equal to the fair value of the underlying common stock on the date of grant. All share and per share amounts below have been recast for the Exchange Ratio.
Fair Value Assumptions
The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Nine Months Ended September 30,
	2026	2025
Dividend yield	0.00%	0.00%
Expected volatility	28.8%	36.2%
Risk-free interest rate	4.1%	4.1%
Expected term (years)	5.9	5.7
Stock Option Activity
A summary of stock option activity is as follows:

	Common stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)	Aggregate Intrinsic Value
Outstanding - December 31, 2025	718,094	$1.67	9.4
Granted	499,725	$7.26
Exercised	(11,679)	$2.08
Forfeited or expired	(50,508)	$2.08

Outstanding - September 30, 2026	1,155,632	$4.06	9.0	$23,293

Exercisable - September 30, 2026	508,338	$2.71	7.5	$10,934

The weighted-average grant-date fair value of stock options granted during the three months ended September 30, 2026 was $3.55 and during the nine months ended September 30, 2026 and 2025 was $2.59 and $0.86 per share, respectively. No stock options were granted during the three months ended September 30, 2025.
During the three months ended September 30, 2026 and 2025, 5,366 and 2,209 stock options were exercised, respectively, with an aggregate intrinsic value of approximately $119 thousand and less than $1 thousand, respectively. During the nine months ended September 30, 2026 and 2025, 11,679 and 4,923 stock options were exercised, respectively, with an aggregate intrinsic value of approximately $119 thousand and less than $1 thousand, respectively. The total fair value of options vested during the three months ended September 30, 2026 and 2025 was $94 thousand and $32 thousand, respectively, and during the nine months ended September 30, 2026 and 2025 was $365 thousand and $106 thousand, respectively. No income tax benefit was realized from stock option exercises during the three and nine months ended September 30, 2026 and 2025.
As of September 30, 2026, total unrecognized stock-based compensation expense related to unvested stock option awards was $1.2 million, which is expected to be recognized over a weighted-average period of approximately 2.6 years.
Restricted Stock Awards
On September 4, 2026, the Company granted 505,098 restricted stock awards with a vesting start date of August 1, 2026. The shares vest over three years from the vesting start date, with no shares vesting before the second anniversary of the vesting start date and one-twelfth of the shares vesting on each monthly anniversary thereafter until fully vested on the third anniversary. Certain awards provide for acceleration of 25% of the unvested shares upon a change of control and full acceleration upon an involuntary termination within twelve months following a change of control. As of September 30, 2026, unrecognized compensation cost related to nonvested restricted stock awards was approximately $13.8 million, which is expected to be recognized over a weighted-average period of approximately 2.7 years.
A summary of restricted stock award activity for the nine months ended September 30, 2026, is as follows:

	Number of Shares	Weighted- Average Grant-Date Fair Value
Nonvested - December 31, 2025	108,517	$—
Granted	505,098	27.50
Vested	(88,787)	—
Forfeited	—	—

Nonvested - September 30, 2026	524,828	$26.46

Stock-Based Compensation Expense
Total stock-based compensation expense of $137 thousand and $29 thousand was recognized for the three months ended September 30, 2026 and 2025, respectively, and $428 thousand and $85 thousand was recognized for the nine months ended September 30, 2026 and 2025, respectively. No income tax benefit was recognized related to stock-based compensation expense for either period as the Company maintains a full valuation allowance against its deferred tax assets.

Stock-based compensation expense is included in the unaudited condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Research and development	$26	$—	$74	$38
General and administrative	111	29	354	47

Total stock-based compensation	$137	$29	$428	$85

Note 9 – Stock-based compensation
On December 11, 2022, the Board of Directors adopted the 2022 Plan. The 2022 Plan provides for the grant of incentive stock options (“ISOs”), non-statutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, restricted stock units and other stock awards to employees, consultants and members of the Board of Directors of the Company and its affiliates. As of December 31, 2025, 1,003,128 shares of the Company’s common stock are authorized for issuance under the 2022 Plan, and 334,070 shares remained available for future grant. The Company issues new shares of common stock upon the exercise of stock options. The Company recognizes forfeitures as they occur.
Stock Options
Stock options generally vest monthly over a four-year period of continuous service, subject to a one-year cliff. Certain awards vest monthly over a one-year period of continuous service without a cliff and have a maximum contractual term of ten years. The exercise price of each stock option equals the fair market value of the Company’s common stock on the date of grant.

Fair Value Assumptions
The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2025	2024
Dividend yield	0.00%	0.00%
Expected volatility	34.9%	39.7%
Risk-free interest rate	4.1%	4.2%
Expected term (years)	5.7	6.9
The weighted-average grant-date fair value of stock options granted during the years ended December 31, 2025 and 2024 were $0.84 and $1.00 per share, respectively.
Stock Option Activity
A summary of stock option activity is as follows:

	Common stock options	Weighted-average exercise price	Weighted-average remaining contractual term (years)	Aggregate Intrinsic Value
Outstanding - December 31, 2023	400,922	$0.73	9.4
Granted	342,520	$2.07
Exercised	(6,314)	$0.00
Forfeited / expired	(56,824)	$1.62

Outstanding - December 31, 2024	680,304	$1.35	10.0
Granted	166,051	$2.09
Exercised	(4,923)	$2.07
Forfeited	(123,338)	$0.44

Outstanding - December 31, 2025	718,094	$1.67	9.4	$304,006

Exercisable - December 31, 2025	328,849	$1.33	7.94	$251,094

The total intrinsic value of options exercised during the years ended December 31, 2025 and 2024 was $78 and $13,199, respectively. The total fair value of options vested during the years ended December 31, 2025 and 2024 was
$0.1 million and $0.1 million, respectively. Cash received from the exercise of stock options during the years ended December 31, 2025 and 2024 was $10,218 and $1, respectively. No income tax benefit was realized from stock option exercises during the years ended December 31, 2025 and 2024.
As of December 31, 2025, total unrecognized stock-based compensation expense related to unvested stock option awards was $0.3 million, which is expected to be recognized over a weighted-average period of approximately 1.8 years.
Restricted Stock Awards
On November 4, 2022, the Company entered into a Founder’s
Stock
Purchase Agreement with a founder of the Company, pursuant to which the founder purchased 473,530 shares of the Company’s common stock at a purchase price of $0.0002 per share, which was determined by the Board of Directors to be the fair market value

on the date of purchase.
The shares are subject to a repurchase right in favor of the Company for unvested shares and vest over a four-year (48-month) period, with 25% of the shares vesting on the 12-month anniversary of the vesting start date and the remainder vesting ratably on a monthly basis thereafter, subject to the founder’s continued service as a Service Provider.
In 2024, the Company cancelled 189,412 unvested shares subject to the Founder’s Stock Purchase Agreement in exchange for cash consideration at the original purchase price of $0.0002 per share, and concurrently the agreement was amended to reflect 284,118 shares with a new vesting start date of December 16, 2023, under the same four-year vesting terms. The founder continues to serve the Company as a consultant. The cancellation and concurrent amendment affected a single
grantee. The Company accounted for this transaction as a modification under ASC 718. No incremental compensation cost was recognized because the fair value of the modified award on the modification date did not exceed the fair value of the original award immediately before the modification.
A summary of restricted stock award activity for the year ended December 31, 2025 is as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested - January 1, 2025	226,899	$0.0002
Vested	(118,382)	$0.0002

Nonvested - December 31, 2025	108,517	$0.0002

Stock-Based Compensation Expense
Total stock-based compensation expense of $0.1 million was recognized for both of the years ended December 31, 2025 and 2024. No income tax benefit was recognized related to stock-based compensation expense for either period as the Company maintains a full valuation allowance against its deferred tax assets.
Stock based compensation expense is included in the consolidated statements of operations and comprehensive loss as follows:

	Years Ended December 31,
	2025	2024
Research and development	81,015	$68,281
General and administrative	43,832	27,732

Total stock-based compensation	$124,847	$96,013